Operating lease liability	12 Months Ended
Mar. 31, 2023
Operating lease liability
Operating lease liability

16.Operating lease liability

Operating lease liabilities consisted of the following:

	As of
	March 31,	March 31,
	2023	2022
Shenzhen Wan	$138,492	$—
Longcheng Car	86,330	—
Total	224,822	—

Analyzed for reporting purposes as:

	As of
	March 31,	March 31,
	2023	2022
Operating Lease Liability-noncurrent	$—	$—
Operating Lease Liability-current	224,822	—
Total	224,822	—

The operating lease liabilities is the net present value of the remaining lease payments as of March 31,2023 and March 31, 2022, and the Company paid $136,256 and nil for the year ended March 31, 2023 and March 31, 2022.

The discount rates used for Shenzhen Wan was 3.6500%. The weighted average remaining lease terms for operating leases was 1 year. The incremental borrowing rate for the Company ranged from 3.6500%. The discount rates used for Longcheng Car was 3.6500%. The weighted average remaining lease terms for operating leases was 9 months. The incremental borrowing rate for the Company ranged from 3.6500%.

For the year ended March 31, 2023 and 2022, the amortized expense were $138,272 and nil, respectively. For the year ended March 31, 2023 and 2022, the total operating lease expenses were $235,069 and $ 90,748.

Maturity analysis of operating lease liabilities as of March 31, 2023 is as follows:

Discount rate at commencement	$3.6500%
One year	228,022
Two years	—
Total undiscounted cash flows	228,022
Total operating lease liabilities	224,822
Difference between undiscounted cash flows and discounted cash flows	$3,200